Net Loss Per Share	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Earnings Per Share [Abstract]
Net Loss Per Share

11. Net Loss Per Share

Basic and diluted net loss per share are computed using the two-class method, which is an earnings allocation method that determines earnings (loss) per share for common and participating securities, which include the Series B Convertible Preferred Stock and certain warrants. Undistributed earnings are allocated between common shares and participating securities as if all earnings had been distributed during the period. In periods of loss, no allocation is made to the participating securities.

Basic loss per share is then calculated by dividing net loss by the weighted-average number of common shares outstanding during the period. Diluted loss per share is calculated by dividing net loss by the weighted-average number common shares outstanding during the period, after taking into consideration any potentially dilutive effects from outstanding convertible instruments, stock options or warrants.

Basic and diluted net loss per share were the same for the three months ended March 31, 2026, and 2025, as the effect of potentially dilutive securities would have been anti-dilutive. The following potentially dilutive securities outstanding have been excluded from the computation of diluted weighted-average shares outstanding, because such securities had an anti-dilutive impact. The Series B Convertible Preferred Stock is not included as potentially dilutive securities because they were not yet outstanding as of March 31, 2026.

	Three Months Ended March 31,
	2026	2025
Options to purchase common stock	32,289	34,046
Warrants to purchase common stock	317,585	934,373
Total potentially dilutive securities excluded	349,874	968,419

12. Net Loss Per Share

Basic net loss per share is calculated by dividing net loss by the weighted-average number of common shares outstanding during the period. Diluted loss per share is calculated by dividing net loss by the weighted-average number common shares outstanding during the period, after taking into consideration any potentially dilutive effects from outstanding stock options or warrants.

Basic and diluted net loss per share were the same for the years ended December 31, 2025, and 2024, as the effect of potentially dilutive securities would have been anti-dilutive. The following potentially dilutive securities outstanding have been excluded from the computation of diluted weighted-average shares outstanding, because such securities had an anti-dilutive impact:

	Year Ended December 31,
	2025	2024
Options to purchase common stock	33,858	34,046
Warrants to purchase common stock	382,588	934,373
Total potentially dilutive securities excluded	416,446	968,419